Net revenue (Tables)	12 Months Ended
Dec. 31, 2023
Net revenue
Schedule of net operating revenue summarized by nature	The Group generates revenue primarily through the provision of services described in the table below, which is summarized by nature:

	December 31, 2023	December 31, 2022	December 31, 2021
Software development revenue	2,129,258	2,094,090	1,394,583
Software maintenance revenue	58,874	57,035	30,026
Consulting revenue	37,141	32,724	15,922
Other revenue	8,193	3,861	3,849
Total net revenue	2,233,466	2,187,710	1,444,380

Schedule of net revenue by industry vertical

The following table sets forth the net revenue by industry vertical for the periods indicated:

	December 31, 2023	December 31, 2022	December 31, 2021
By industry vertical
Financial services	647,063	652,089	494,189
Consumer goods	448,587	473,871	370,152
Technology and telecommunications	387,291	329,787	170,296
Retail and industrial goods	274,557	307,995	145,846
Life sciences	247,038	274,353	197,286
Others	228,930	149,615	66,611
Total net revenue	2,233,466	2,187,710	1,444,380

Schedule of net revenues by geographic region

The table below summarizes net revenues by geographic region:

	December 31, 2023	December 31, 2022	December 31, 2021
North America	977,663	923,174	664,858
Latin America	924,874	975,948	701,206
Europe	224,698	205,992	28,148
Asia Pacific	106,231	82,596	50,168
Total	2,233,466	2,187,710	1,444,380

Schedule of net revenue contributed by the top client, and top ten clients

The following table sets forth net revenue contributed by the top client, and top ten clients for the periods indicated:

	December 31, 2023	December 31, 2022	December 31, 2021
Top client	185,317	325,505	283,311
Top 10 clients	887,282	1,079,941	913,890